Equity - issued capital, Issued Capital (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Number of shares issued [abstract]
Ordinary shares - fully paid (in shares)	3,074,633,957	2,674,633,957	2,608,172,516
Capital amount	$ 357,608	$ 309,498	$ 302,651